Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Appalachian Power Co [Member]	Indiana Michigan Power Co [Member]	Ohio Power Co [Member]	Public Service Co Of Oklahoma [Member]	Southwestern Electric Power Co [Member]	Common Stock [Member]	Common Stock [Member] Appalachian Power Co [Member]	Common Stock [Member] Indiana Michigan Power Co [Member]	Common Stock [Member] Ohio Power Co [Member]	Common Stock [Member] Public Service Co Of Oklahoma [Member]	Common Stock [Member] Southwestern Electric Power Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Appalachian Power Co [Member]	Additional Paid-in Capital [Member] Indiana Michigan Power Co [Member]	Additional Paid-in Capital [Member] Ohio Power Co [Member]	Additional Paid-in Capital [Member] Public Service Co Of Oklahoma [Member]	Additional Paid-in Capital [Member] Southwestern Electric Power Co [Member]	Retained Earnings [Member]		Retained Earnings [Member] Appalachian Power Co [Member]	Retained Earnings [Member] Indiana Michigan Power Co [Member]	Retained Earnings [Member] Ohio Power Co [Member]	Retained Earnings [Member] Public Service Co Of Oklahoma [Member]	Retained Earnings [Member] Southwestern Electric Power Co [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Appalachian Power Co [Member]	Accumulated Other Comprehensive Income [Member] Indiana Michigan Power Co [Member]	Accumulated Other Comprehensive Income [Member] Ohio Power Co [Member]	Accumulated Other Comprehensive Income [Member] Public Service Co Of Oklahoma [Member]	Accumulated Other Comprehensive Income [Member] Southwestern Electric Power Co [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Southwestern Electric Power Co [Member]
Common Stock, Dividends, Per Share, Declared	$ 1.95
Beginning Balance at Dec. 31, 2012	$ 15,237.5	$ 3,052.6	$ 1,803.8	$ 4,525.7	$ 916.2	$ 2,021.5	$ 3,289.0	$ 260.4	$ 56.6	$ 321.2	$ 157.2	$ 135.7	$ 6,049.0	$ 1,573.8	$ 980.9	$ 1,744.1	$ 364.0	$ 674.6	$ 6,236.1		$ 1,248.3	$ 795.2	$ 2,626.1	$ 388.5	$ 1,228.8	$ (337.0)	$ (29.9)	$ (28.9)	$ (165.7)	$ 6.5	$ (17.9)	$ 0.4	$ 0.3
Beginning Balance, Shares at Dec. 31, 2012	506,004,962						506,000,000
Issuance of Common Stock, Value	$ 83.2						$ 13.7						69.5
Issuance of Common Stock, Shares	2,109,002						2,100,000
Capital Contributions from Parent				0.0
Common Stock Dividends	$ (954.3)																		(950.5)	[1]
Common Stock Dividends		(285.0)	(72.5)	(375.0)	(71.2)	(125.0)															(285.0)	(72.5)	(375.0)	(71.2)	(125.0)
Common Stock Dividends						(3.8)																										(3.8)	(3.8)
Stockholders' Equity, Other	13.2												12.7																			0.5
Net Income (Loss)																			1,480.5						149.8
Net Income (Loss) Attributable to Noncontrolling Interests	3.7					4.0																										3.7	4.0
Net Income (Loss)	1,484.2	193.2	177.5	410.0	97.8	153.8															193.2	177.5	410.0	97.8
Other Comprehensive Income (Loss)	216.6	32.8	13.4	77.6	(0.7)	9.4																				216.6	32.8	13.4	77.6	(0.7)	9.4
Pension and OPEB Adjustment Related to Mitchell Plant	5.2																									5.2
Deferred State Income Tax Rate Adjustment				(5.0)												(5.0)
Distribution of Cook Coal Terminal to Parent				(2.7)																			(22.3)						19.6
Distribution of OPCo Generation to Parent				(3,005.3)												(1,075.3)							(2,005.6)						75.6
Contribution of Amos Plant from Parent		235.8												235.8
Contribution of Mutual Energy SWEPCo, LLC from Parent						0.0
Ending Balance at Dec. 31, 2013	$ 16,085.6	3,229.4	1,922.2	1,625.3	942.1	2,055.9	$ 3,302.7	260.4	56.6	321.2	157.2	135.7	6,131.2	1,809.6	980.9	663.8	364.0	674.6	6,766.1		1,156.5	900.2	633.2	415.1	1,253.6	(115.2)	2.9	(15.5)	7.1	5.8	(8.5)	0.8	0.5
Ending Balance, Shares at Dec. 31, 2013	508,113,964						508,100,000
Common Stock, Dividends, Per Share, Declared	$ 2.03
Issuance of Common Stock, Value	$ 73.6						$ 10.6						63.0
Issuance of Common Stock, Shares	1,625,195						1,600,000
Capital Contributions from Parent				175.0												175.0
Common Stock Dividends	$ (997.6)																		(993.3)	[1]
Common Stock Dividends		(80.0)	(125.0)	(35.0)		(100.0)															(80.0)	(125.0)	(35.0)		(100.0)
Common Stock Dividends						(4.3)																										(4.3)	(4.3)
Stockholders' Equity, Other	12.8												9.2																			3.6
Net Income (Loss)																			1,633.8						140.4
Net Income (Loss) Attributable to Noncontrolling Interests	4.2					4.2																										4.2	4.2
Net Income (Loss)	1,638.0	215.4	155.6	216.4	86.9	144.6															215.4	155.6	216.4	86.9
Other Comprehensive Income (Loss)	12.1	2.1	1.2	(1.5)	(0.8)	1.0																				12.1	2.1	1.2	(1.5)	(0.8)	1.0
Contribution of Amos Plant from Parent		0.0
Contribution of Mutual Energy SWEPCo, LLC from Parent						0.0
Ending Balance at Dec. 31, 2014	$ 16,824.5	3,366.9	1,954.0	1,980.2	$ 1,028.2	2,097.2	$ 3,313.3	260.4	56.6	321.2	157.2	135.7	6,203.4	1,809.6	980.9	838.8	364.0	674.6	7,406.6		1,291.9	930.8	814.6	502.0	1,294.0	(103.1)	5.0	(14.3)	5.6	5.0	(7.5)	4.3	0.4
Ending Balance, Shares at Dec. 31, 2014	509,739,159				10,482,000		509,700,000
Common Stock, Dividends, Per Share, Declared	$ 2.15
Issuance of Common Stock, Value	$ 81.6						$ 10.7						70.9
Issuance of Common Stock, Shares	1,650,014						1,700,000
Capital Contributions from Parent				0.0
Common Stock Dividends	$ (1,059.0)																		(1,055.4)	[1]
Common Stock Dividends		(243.8)	(120.0)	(225.0)		(120.0)															(243.8)	(120.0)	(225.0)		(120.0)
Common Stock Dividends						(3.6)																										(3.6)	(3.6)
Stockholders' Equity, Other	29.5												22.2																			7.3
Net Income (Loss)																			2,047.1						192.3
Net Income (Loss) Attributable to Noncontrolling Interests	5.2					3.7																										5.2	3.7
Net Income (Loss)	2,052.3	340.6	204.8	232.7	$ 92.5	196.0															340.6		232.7	92.5
Other Comprehensive Income (Loss)	(30.0)	(7.8)	(2.4)	(1.3)	(0.8)	(1.9)																				(30.0)	(7.8)		(1.3)	(0.8)	(1.9)
Pension and OPEB Adjustment Related to Mitchell Plant	6.0																									6.0
Contribution of Amos Plant from Parent		19.1												19.1
Contribution of Mutual Energy SWEPCo, LLC from Parent						2.0												2.0
Ending Balance at Dec. 31, 2015	$ 17,904.9	$ 3,475.0	$ 2,036.4	$ 1,986.6	$ 1,119.9	$ 2,169.7	$ 3,324.0	$ 260.4	$ 56.6	$ 321.2	$ 157.2	$ 135.7	$ 6,296.5	$ 1,828.7	$ 980.9	$ 838.8	$ 364.0	$ 676.6	$ 8,398.3		$ 1,388.7	$ 1,015.6	$ 822.3	$ 594.5	$ 1,366.3	$ (127.1)	$ (2.8)	$ (16.7)	$ 4.3	$ 4.2	$ (9.4)	$ 13.2	$ 0.5
Ending Balance, Shares at Dec. 31, 2015	511,389,173				10,482,000		511,400,000

[1]	(a)Cash dividends declared per AEP common share were $2.15, $2.03 and $1.95 as of December 31, 2015, 2014 and 2013, respectively.